Accounts receivable, net	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
Accounts receivable, net

7. Accounts receivable, net

	December 31,
	2012	2013
	RMB	RMB
Accounts receivable, gross	123,332	131,315
Less: allowance for doubtful receivables	(5,716)	(31,214)

Accounts receivable, net	117,616	100,101

        The following table summarized the details of the Company's allowance for doubtful accounts:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at the beginning of the year	(387)	—	(5,716)
Additions charged to general and administrative expenses	—	(6,884)	(31,987)
Write-off during the year	387	1,168	6,489

Balance at the end of the year	—	(5,716)	(31,214)